SCHEDULE OF PROVISION FOR INCOME TAXES EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal
State
Foreign	(25,000)	37,000
Total	(25,000)	37,000
Federal	(1,226,000)	(1,545,000)
State	(43,000)	653,000
Foreign	2,000	(1,000)
Total	(1,267,000)	(893,000)
Less: Valuation Allowance	1,267,000	893,000
Total Tax	$ (25,000)	$ 37,000